GOODWILL AND OTHER INTANGIBLE ASSETS (FY)	6 Months Ended	12 Months Ended
	Jun. 30, 2018	Dec. 31, 2017
Intermex Holdings, Inc. and Subsidiaries [Member]
GOODWILL AND OTHER INTANGIBLE ASSETS [Abstract]
GOODWILL AND OTHER INTANGIBLE ASSETS
NOTE 3 – GOODWILL AND OTHER INTANGIBLE ASSETS

Goodwill and the majority of the other intangible assets on the condensed consolidated balance sheets of the Company were recognized upon the acquisition by Stella Point (see Note 2).  Agent relationships, trade name and developed technology are all amortized over 15 years using an accelerated method that correlates with the projected realization of the benefit. Other intangibles primarily relate to the acquisition of certain agent locations, which are amortized straight line over 10 years.  The determination of our other intangible fair values includes several assumptions that are subject to various risks and uncertainties. Management believes it has made reasonable estimates and judgments concerning these.  A change in the conditions, circumstances or strategy of the Company may result in a need to recognize an impairment charge.

The following table presents the changes in goodwill and other intangible assets:

	Successor Company
	Goodwill	Other Intangibles
Balance at January 1, 2018	$36,259,666	$48,741,032
Amortization expense	-	(6,237,100)
Balance at June 30, 2018	$36,259,666	$42,503,932

NOTE 6 — GOODWILL AND OTHER INTANGIBLE ASSETS

The gross carrying amount and accumulated amortization at December 31 for goodwill and other intangible assets are as follows:

	Successor Company 2017	Predecessor Company 2016
		As Restated
Indefinite lives:
Goodwill	$36,259,666	$—
Trade name	—	5,300,000
Total indefinite lives	36,259,666	5,300,000
Amortizable:
Agent relationships	40,500,000	29,200,000
Trade name	15,500,000
Developed technology	6,600,000	—
Other intangibles	699,689	1,430,224
Accumulated amortization expense	(14,558,657)	(29,582,590)
Net amortizable intangibles	48,741,032	1,047,634
Total goodwill and other intangible assets	$85,000,698	$6,347,634

Successor Company

The majority of the intangibles on the consolidated balance sheet of the Successor Company were recognized upon the acquisition by Stella Point (see Note 3). The fair value measurements were based on significant inputs, such as the Company’s forecasted revenues, assumed turnover of agent locations, obsolescence assumptions for technology, market discount and royalty rates. These inputs are based on information not observable in the market and represent Level 3 measurements within the fair value hierarchy. Trade name refers to the Intermex name, branded on all agent locations and well recognized in the market. This fair value was determined using the relief-from-royalty method, which is based on the Company’s expected revenues and a royalty rate estimated using comparable market data. As a result of the Stella Point acquisition, the Company determined it was appropriate to assign a finite useful life of 15 years to the trade name. Under the Predecessor Company the trade name was not amortized and was assessed for impairment annually. The Successor Company decided that a finite life would be more appropriate, providing better matching of the amortization expense during the period of expected benefits.

The agent relationships intangible represents the network of over 5,000 independent agents. This intangible was valued using the excess earnings method, which was based on the Company’s forecasts and historical activity at agent locations in order to develop a turnover rate and expected useful life. Assuming a year-over-year location turnover rate of 17.4%, this resulted in an expected useful life for this intangible of 15 years. Developed technology includes the state-of-the-art system that the Company has continued to develop and improve upon over the past 20 years. This intangible was valued using the relief-from-royalty method based on the Company’s forecasted revenues, a royalty rate estimated using comparable market data, an expected obsolescence rate of 18.0% and an estimated useful life of 15 years.

Other intangibles primarily relate to the acquisition of certain agent locations, which are amortized over 10 years. The net book value of these intangibles was $610,859 at December 31, 2017.

The following table presents the changes in goodwill and other intangible assets:

	Goodwill	Other Intangibles
Predecessor Company
Balance at December 31, 2014, as restated	$—	$8,119,749
Amortization expense, as restated	—	(1,184,897)
Effect of exchange rate changes	—	(1,067)
Balance at December 31, 2015, as restated	$—	$6,933,785
Acquisition of agent locations	—	342,876
Amortization expense, as restated	—	(928,945)
Effect of exchange rate changes	—	(82)
Balance at December 31, 2016, as restated	$—	$6,347,634
Amortization expense	—	(230,663)
Balance at January 31, 2017	$—	$6,116,971

	Goodwill	Other Intangibles
Successor Company
Balance at February 1, 2017	$36,259,666	$62,660,000
Acquisition of agent locations	—	639,689
Amortization expense	—	(14,558,657)
Balance at December 31, 2017	$36,259,666	$48,741,032

Amortization expense related to intangible assets for the next five years and thereafter is as follows for the Successor Company:

2018	$12,458,705
2019	9,320,428
2020	6,902,482
2021	5,112,601
2022	3,952,547
Thereafter	10,994,269
$48,741,032

Predecessor Company

The majority of the intangibles on the consolidated balance sheet of the Predecessor Company were recognized in 2006 with the acquisition of Intermex, LLC and consisted primarily of the trade name and agent relationships. The amortization of the agent relationships for the Predecessor Company has been restated to reflect an accelerated method. Previously the Predecessor Company was amortizing on a straight-line basis (see Note 1 for further discussion). The Predecessor Company also had intangibles relating to agent locations acquired, which had a net book value of $691,798 at December 31, 2016 of the Predecessor period.